BASIS OF PRESENTATION AND USE OF ESTIMATES	3 Months Ended
Dec. 31, 2013
BASIS OF PRESENTATION AND USE OF ESTIMATES
2.	BASIS OF PRESENTATION AND USE OF ESTIMATES

Basis of Presentation

The condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States, or GAAP. They do not include all of the information and footnotes required by generally accepted accounting principles for complete financial statements. However, management believes that the disclosure are adequate to ensure the information presented is not misleading. These financial statements should be read in conjunction with our audited consolidated financial statements and notes thereto for the year ended September 30, 2013, included in our 2013 Annual Report on Form 20-F filed with the SEC on December 27, 2013, referred to as our 2013 Annual Report.

The condensed consolidated financial statements included herein are unaudited; however, they contain all normal recurring accruals and adjustments that, in the opinion of management, are necessary to present fairly its results of operations and financial position for the interim periods. The results of operations for the three months ended December 31, 2013 and 2012 are not necessarily indicative of the results to be expected for future quarters or the full year.

For a complete summary of the Company’s significant accounting policies, please refer to Note 2, “Significant Accounting Policies” to consolidated financial statements for the years ended September 30, 2011, 2012 and 2013 in the Company’s 2013 Annual Report. There have been no material changes to the Company’s significant accounting policies during the three months ended December 31, 2013.

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities at the balance sheet dates and the reported amounts of revenues and expenses during the reporting periods. Significant estimates and assumptions reflected in the Group’s financial statements include, but are not limited to, revenue recognition, consolidation of VIE and its subsidiaries, income tax, allowance for doubtful accounts and share-based compensation expenses. Actual results could materially differ from those estimates.